Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
Income tax expense reconciled to loss
The income tax expense for each year can be reconciled to loss before tax as follows:

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Income/(loss) before income tax	(61,921)	45,442	(50,951)
Tax expense/(benefit) calculated at the statutory rate of 13.6% (13.6% for 2019 and 20.6% for 2018)	(8,441)	6,194	(10,507)
Income not subject to tax/(expenses) not deductible for tax purposes	462	(62)	334
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	7,979	(6,132)	10,173
Effective income tax rate benefit/(expense)	—	—	—

Unrecognized deductible temporary differences, unused tax losses and unused tax credits
The tax rate used for the 2020 reconciliations above is the corporate tax rate of 13.6% (13.6% in 2019 and 20.6% in 2018) payable by corporate entities in the Canton of Vaud, Switzerland on taxable profits under tax law in that jurisdiction.

	As of December 31,
In CHF thousands	2020	2019	2018
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	121,948	64,125	109,294
Deductible temporary differences related to:
Right-of-use assets and lease liabilities, net	—	—	—
Retirement benefit plan	7,464	7,485	5,665

Total	129,412	71,610	114,959

Tax losses expiry dates
Tax losses expiry dates are shown in the table below:

	As of December 31,
In CHF thousands	2020	2019	2018
Tax losses split by expiry date:
December 31, 2019	—	—	16,566
December 31, 2020	—	—	10,338
December 31, 2021	—	—	—
December 31, 2022	—	—	—
December 31, 2023	—	—	7,628
December 31, 2024	15,231	15,231	25,868
December 31, 2025	48,894	48,894	48,894
December 31, 2026	—	—	—
December 31, 2027	57,824	—	—
Total	121,948	64,125	109,294